Note 10 - Capital Structure and Financial Matters	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]

Note 10. Capital Structure and Financial Matters

Share Capital – Ordinary Shares

The following are changes in the Company’s share capital for the period ended June 30, 2025:

	Number of Ordinary Shares	Share Capital (DKK in thousands)
Share capital, December 31, 2024	70,130,556	70,131
Capital increase at January 8, 2025 (exercised warrants)	6,360,000	6,360
Capital increase at January 16, 2025 (exercised warrants)	2,150,000	2,150
Capital decrease at January 17, 2025	—	(58,980)
Capital increase at January 24, 2025 (JonesTrading sales agreement)	34,820,000	8,705
Capital increase at January 31, 2025 (Public offering)	177,451,100	44,362
Capital increase at January 31, 2025 (Public offering)	22,416,952	5,604
Capital increase at February 5, 2025 (exercised warrants)	2,500,000	625
Share capital, June 30, 2025	315,828,608	78,957

January 2025 Capital Reduction

On January 17, 2025, the Company completed a 0.75 DKK decrease in the nominal value of capital per share, from 1 DKK to 0.25 DKK per share. The share capital reserve recognized was thus decreased from 78,640 (DKK in thousands) to 19,660 (DKK in thousands). The number of shares remained static at 78,640,556.

January 2025 Offering

In January 2025, the Company completed a public offering through which the Company offered 199,868,050 shares represented by 3,997,361 ADSs, DKK 0.25 nominal value per share, together with warrants to purchase up to 50% of the ADSs offered at a combined public offering price of $2.71 per ADS with one accompanying warrant for each two ADSs. The warrants are immediately exercisable for a term of five years from the date of issuance. The Company received gross proceeds of $10.8 million from the public offering.

JonesTrading Sales Agreement

On January 24, 2025, the Company sold 34,820,000 ordinary shares represented by ADSs, DKK 0.25 nominal value with fifty ordinary shares represented by one ADS, at a price of $7.17 per ADS. Gross proceeds from the sale of ordinary shares represented by ADSs were approximately $5.0 million. In connection with the sale, the Company registered aggregate share capital increase of nominal DKK 34,820,000. The ordinary shares represented by ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. This concluded sales under the Sales Agreement dated October 3, 2022, after which no shares remain for sale under this agreement.